LICENSE AGREEMENT AND RELATED-PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
LICENSE AGREEMENT AND RELATED-PARTY TRANSACTIONS

9 - LICENSE AGREEMENT AND RELATED-PARTY TRANSACTIONS

License Agreement

In April 2011, Enumeral licensed certain intellectual property from the Massachusetts Institute of Technology (“MIT”), then a related party (as one of Enumeral’s scientific co-founders was an employee of MIT), pursuant to an Exclusive License Agreement (the “License Agreement”), in exchange for the payment of upfront license fees and a commitment to pay annual license fees, patent costs, milestone payments, royalties on sublicense income and, upon product commercialization, royalties on the sales of products covered by the licenses or income from corporate partners, and the issuance of 66,303 shares of Enumeral common stock. This intellectual property portfolio includes patents owned by Harvard University or co-owned by MIT and The Whitehead Institute, or MIT and Massachusetts General Hospital.

In March 2013, Enumeral and MIT entered into a first amendment to the License Agreement to clarify how equity issuances were to be made thereunder. In July 2014, Enumeral and MIT entered into a second amendment to the License Agreement, pursuant to which MIT’s participation rights and anti-dilution rights under the license agreement were terminated. In April 2015, Enumeral and MIT entered into a third amendment to the License Agreement, which revised the timetable for Enumeral to complete certain diligence obligations relating to the initiation of clinical studies in support of obtaining regulatory approval of a Diagnostic Product (as such term is defined in the License Agreement), as well as the timetable by which Enumeral is required to make the first commercial sale of a Diagnostic Product. In April 2016, Enumeral and MIT entered into a fourth amendment to the License Agreement, which revised the timetable for Enumeral to complete certain diligence obligations relating to the establishment of sublicenses and/or corporate partner agreements for the development of Licensed Products and/or Diagnostic Products, as well as the timetable by which an Investigational New Drug Application shall be filed on a Therapeutic Product (as such terms are defined in the License Agreement).

All amounts paid related to the license fees have been expensed as research and development by Enumeral as incurred. The Company incurred $40,000 and $30,000 in the years ended December 31, 2016 and 2015, respectively.

In addition to potential future royalty and milestone payments that Enumeral may have to pay MIT per the terms of the License Agreement, Enumeral is obligated to pay an annual fee $50,000 every year unless the License Agreement is terminated. During the year ended December 31, 2016, the Company recorded expense of $100,000 related to a portion of third party license payments owed to MIT pursuant to the terms of the License Agreement. During the year ended December 31, 2015, the Company achieved the first milestone in the Merck Agreement and paid MIT the required percentage of the milestone payment pursuant to the terms of the License Agreement. No royalty payments have been payable as Enumeral has not commercialized any products as set forth in the License Agreement. The Company reimburses costs to MIT and Harvard University for the continued prosecution of the licensed patent estate. For the years ended December 31, 2016 and 2015, the Company reimbursed $183,359 and $325,945 to MIT and $21,042 and $23,637 to Harvard, respectively. As of December 31, 2016 and 2015, the Company had accounts payable and accrued expenses of $43,053 and $168,726, respectively, associated with the reimbursement of costs to MIT and Harvard.

Consulting Agreements

In September 2014, the Company and Dr. Barry Buckland entered into a Scientific Advisory Board Agreement (the “SAB Agreement”), which replaced Dr. Buckland’s previous consulting agreement and pursuant to which Dr. Buckland serves as chairman of the Company’s Scientific Advisory Board. The SAB Agreement had a term of two years. Pursuant to the terms of the SAB Agreement, Dr. Buckland will receive compensation on an hourly or per diem basis, either in cash or, at Dr. Buckland’s election, in options to purchase the Company’s common stock. The SAB Agreement limits the total amount of compensation payable to Dr. Buckland at $100,000 over any rolling 12-month period. In September 2016, the Company and Dr. Buckland entered into an amendment to the SAB Agreement to extend the term of the agreement an additional year. During the year ended December 31, 2016 and 2015, the Company recognized $12,000 and $32,000 of expense related to the SAB Agreement, respectively.

Warrant Tender Offer

Pursuant to the Warrant Tender Offer, the following executive officers of the Company elected to participate and exercise all or a portion of the warrants held by such person and received four shares for each Warrant tendered, in accordance with the terms of the Warrant Tender Offer: Mr. Sekhri exercised 43,750 warrants with an aggregate exercise price of $21,875 and received 175,000 shares of Common Stock; Mr. Sarney exercised 8,750 warrants with an aggregate exercise price of $4,375 and received 35,000 shares of Common Stock; Mr. Rothstein exercised 50,000 warrants with an aggregate exercise price of $25,000 and received 200,000 shares of Common Stock; Mr. Easton exercised 120,000 warrants with an aggregate exercise price of $60,000 and received 480,000 shares of Common Stock; Mr. Fayad exercised 74,500 warrants with an aggregate exercise price of $37,250 and received 298,000 shares of Common Stock; Mr. Buckland exercised 13,000 warrants with an aggregate exercise price of $6,500 and received 52,000 shares of Common Stock; and Mr. Van Nostrand exercised 39,000 warrants with an aggregate exercise price of $19,500 and received 156,000 shares of Common Stock.